File No. 2-96924

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 [ ]
POST-EFFECTIVE AMENDMENT NO. 16 [X]

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 [ ]
POST-EFFECTIVE AMENDMENT NO. 19 [X]

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Registrant's Telephone Number- (360) 734-9900

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X] Immediately upon filing pursuant to paragraph (b) of Rule 485, or
[ ] on _______ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485, or
[ ] on _________ pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
[ ] on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment is the annual update to Amana Mutual Fund Trust's Registration State-ment. It includes financial information updated for the fiscal year ended May 31, 1999. A graphical PDF version of this filing is available at http://www.saturna.com/red.
Cross Reference Sheet
Form N-1A

Item

Part A Prospectus

1. (a) Front Cover Page Cover Page (when folded,
(b) Back Cover Page constitutes both front and back)

2. Risk/Return Summary A Quick Look at Amana

3. Fee Table Fees and Expenses

4. (A) Investment Objectives Investment Objectives
 (b) Principal Investment Strategies Principal Investment Strategies
(c) Risks Risks

5. Management's Discussion of Performance Not applicable (in Annual Report)

6. (a) Management Investment Adviser
 Religious Consultant
 (b) Capital Structure Not applicable (no restrictions)

7. Shareowner information
(a) Pricing of Fund Shares Pricing of Fund Shares
(b) Purchase of Fund Shares How to Buy Shares
(c) Redemption of Funds Shares How to Redeem Shares
 (d) Dividends and distributions Dividends
(e) Tax Consequences Tax Information

8. Distribution arrangements Investment Adviser

9. Financial Highlights Information Financial Highlights

Part B Statement of Additional Information

10. Cover Page & Table of Contents Cover Page
Table of Contents

11. Trust History Trust History

12. Fund Descriptions, Investments and Risks Fund Descriptions,
Investments and Risks

13. Management of the Trust Management of the Trust

14. Control Persons and Principal Principal Holders of
Holders of Securities Securities

15. Investment Advisory and Other Investment Advisory
 Services and other services

16. Brokerage Allocation and Other Brokerage Allocation
 Practices

17. Capital Stock and Other Securities Capital Stock

18. Purchase, Redemptions and Pricing Purchase, Redemption and
of Securities Being Offered Pricing of Shares

19. Taxation of the Trust Taxation of the Trust

20. Underwriters Not applicable

21. Calculations of Performance Data Performance Data

22. Financial Statements Financial Statements

Part C

23. Exhibits Exhibits

24. Control Persons Persons Controlled by or Under
Common Control with Registrant

25. Indemnification Indemnification

26. Business and other Connections Business and Other Connections of Investment Adviser

27. Principal Underwriters Principal Underwriters

28. Records Location of Accounts
and Records

29. Management Services Management Services

30. Undertakings Undertakings

PART A

PROSPECTUS
 AMANA
MUTUAL FUNDS TRUST

Additional information about each Fund's in-vestments and operations is available in the Trust's annual and semi-annual shareowner re-ports. The Trust's annual report includes a dis-cussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. A State-ment of Additional Information contains more de-tails, and is incorporated in this Prospectus by reference.

These documents and other information are avail-able upon request, without charge, from:

1300 N. State Street
Bellingham, Washington 98225

http://www.saturna.com/amana

800-SATURNA
[800-728-8762]

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington DC (call 800-SEC-0330 for information). Reports and other in-formation about the Trust are also available at the SEC's website (http://www.sec.gov) and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009. Amana's Investment Company Act file number is 811-4276.

AMANA
MUTUAL FUNDS TRUST

GROWTH FUND
INCOME FUND

Investments are consistent with Islamic princi-ples. There are no sales or redemption charges or fees.

Please read this Prospectus and keep it for fu-ture reference. It is designed to provide impor-tant information and to help investors decide if Fund goals match their own.

The Securities and Exchange Com-mission or any state securities author-ity has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PROSPECTUS
September 24, 1999
A Quick Look at Amana
Fund Investment Goals
Growth Fund  long-term capital growth
Income Fund  current income and preservation of capital
Principal Investment Strategies
The Funds invest only in equity securities, including foreign securities, in pursuit of these goals. Invest-ment decisions are made in accordance with Islamic principles. The Funds diversify their in-vestments across industries and companies, and generally follow a value investment style. The Growth Fund favors middle and smaller companies expected to grow earnings and stock prices faster than the economy. The Income Fund invests only in dividend-paying companies, which are expected to have more stable stock prices.
Principal Risks of Investing in the Funds
The value of Fund shares rise and fall as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Funds if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the se-curities markets as well as the fortunes of the industries and companies in which the Funds' invest. The Funds' restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. The smaller and less seasoned companies in the Growth Fund have greater risk of price volatility. Because Islamic principles preclude the use of interest-paying instruments, the Funds do not maximize current income because reserves remain in cash.
Variability of Returns
These bar charts and tables provide an indication of the risks of investing in the Funds by showing changes in Fund performance from year to year and by showing how each Fund's average annual returns compare to those of broad-based market indices.

Average Annual Total Returns
(for the periods ending December 31, 1998)
Past 1 Year Since Feb. 1994 (Inception)
Amana Growth Fund 16.8% 13.0%
Russell 2000 * -2.2% 9.8%
* The Russell 2000 Index ® is a widely recognized, unmanaged index of common stock prices of 2000 mid- and smaller- market capitalization companies.

Average Annual Total Returns
(for the periods ending December 31, 1998)
Past 1 Year
Past 5 Years
Past 10 Years
Amana Income Fund 14.1% 13.7% 11.8%
S & P 500 * 28.6% 24.0% 19.2%
* The S & P 500 ® is the Standard & Poor's Composite Index of 500 stocks, a widely recog-nized, unmanaged index of common stock prices.

How a Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
Investment Results
Shareowners receive a financial re-port showing the investment returns, portfolios, income and ex-penses of each Fund every six months. Investors may obtain current share prices daily in major newspapers, by calling 888-73-AMANA, or by accessing the Internet at www.saturna.com.

Fees and Expenses

This table describes the fees and expenses that Growth Fund and Income Fund shareowners may pay. There are no shareowner fees (fees paid directly from an investment). The Funds im-pose no sales charge (load) on purchases or reinvested dividends, no distribution fees, or any deferred sales charge (load) upon redemption. There are no exchange fees, redemption fees, or account fees. There are no fees charged to retirement plan accounts. The following table il-lus-trates operating expenses of the Funds for the fiscal year ending May 31, 1999.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

GROWTH INCOME
Management Fees 0.95% 0.95%
Distribution (12b-1) Fees NONE NONE
Other Expenses 0.58% 0.38%
Total Annual Fund Operating Expenses 1.53% 1.33%

Expenses Example
The example to the right is intended to help investors com-pare the cost of investing in an Amana Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in a Fund for the years indicated and then redeems at the end of those years. The Example also assumes that the investment has a 5% net return each year and that the Fund's operating ex-penses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's cumulative expenses would be:

GROWTH INCOME
1 year total-- $163 $142
3 years total-- $514 $446
5 years total-- $901 $782
10 years total-- $2052 $1780

Investment Objectives
The primary objective of the Growth Fund is long-term capital growth, consis-tent with Is-lamic principles.

The objec-tives of the Income Fund are current in-come and preservation of capi-tal, con-sis-tent with Islamic principles; current in-come is its pri-mary objective.

There can be no guar-antee that the particular invest-ment objec-tives of either Fund will be realized.
Investment Strategies
Amana Mutual Funds Trust is designed to provide investment alterna-tives that are consistent with Islamic princi-ples. Gen-erally, Islamic princi-ples re-quire that investors share in profit and loss, that they receive no usury or inter-est, and that they do not invest in a business that is not permit-ted by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gam-bling, pork processing, and interest-based banks or finance associations.

The Funds do not make any invest-ments that pay interest. In accordance with Islamic princi-ples, the Funds shall not purchase bonds, debentures, or other interest paying obligations of indebtedness.

These criteria limit investment selection and income-earning opportuni-ties more than is customary for other mu-tual funds.

The Adviser, Saturna Capital Corporation, se-lects investments. To insure that investments meet the requirements of the Islamic faith, the Adviser has a con-sulting agreement on Islamic issues with the North American Islamic Trust (NAIT), a non-profit organization serving the Muslim community.

The policy of the Income Fund is to invest at least 80% of its assets in in-come-pro-ducing equity securities, such as divi-dend-paying common stocks. Some as-sets may be held as cash to cover short-term needs such as re-demptions and for temporary defensive pur-poses.

Under normal circumstances, it is the policy of the Growth Fund to invest at least 80% of assets in common stocks. The Growth Fund selects investments primar-ily on the expectation of increases in earnings and share price, and not cur-rent dividend-paying ability.

To the extent the Funds invest in foreign se-curities, they invest only in foreign securities available for trading and settlement in the US, primarily in American Depositary Receipts.

During uncertain market or economic condi-tions, a Fund may adopt a tem-porary, defen-sive position. The Funds cannot invest in in-terest-pay-ing instru-ments fre-quently used by mutual funds for this pur-pose. When markets are unattractive, the Adviser chooses be-tween continuing to follow the Funds' investment policy or con-verting securities to cash for tempo-rary, defensive pur-poses. This choice is based on the Adviser's evaluation of mar-ket conditions and the Funds' portfolio holdings. While cash assets do not con-tribute to the Income Fund's primary objective of cur-rent income, they do assist its secondary ob-jective of preservation of capital.
Risks
Investing in securities entails both market risks and risk of price variation in individ-ual securi-ties. Common stock investments involve greater risk, and commensurably greater op-portunity for reward, than some other invest-ments, such as investments in short-term bonds and money market in-stru-ments.

Islamic principles restrict the Funds' ability to invest in certain stocks and market sectors, such as financial companies and fixed-income securities. This may limit opportunities and in-crease the risk of loss during market declines.

By diversify-ing its invest-ments, each Fund re-duces the risk of owning a few securi-ties. The Growth Fund typically invests in smaller and less seasoned companies than the Income Fund, which may lead to greater variability in Growth Fund's returns. The Growth Fund is suitable for investors seeking higher returns and willing to accept greater fluctuations in value (risk) than Income Fund investors.

Investing in foreign securities involves risks not typically associated directly with investing in U.S. securities. These risks include fluctua-tions in exchange rates of foreign currencies; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards. There is also a risk of adverse political, social or diplomatic developments that affect investment in foreign countries.
Investment Adviser
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator for the Trust. Saturna Capital's wholly-owned sub-sidiary, Investors National Corporation, is a dis-count brokerage firm and acts as distribu-tor for the Trust without compen-sation. Founded in 1989, Saturna Capital Corporation is also the adviser to Saturna Investment Trust and to private accounts. Saturna has approximately $68 million in assets under management. Each Fund pays the Adviser an advi-sory and administration fee of 0.95% annually of average daily net assets.

Mr. Nicholas Kaiser, CFA, is president and controlling shareowner of Saturna Capital Cor-poration. Since 1990, Mr. Kaiser has been the person primarily responsible for the day-to-day management of the Income Fund and the Growth Fund. Mr. Kaiser has managed equity mutual funds since 1976.
Religious Consultant
The North American Islamic Trust, Inc. (NAIT), 2622 East Main Street, Plainfield, Indiana 46168, acts as the re-ligious consultant to Sat-urna Capital regarding issues of Islamic princi-ples relating to the Funds un-der a sub-advisory agreement with the Ad-viser. From the fee paid Saturna Capital, NAIT is paid for consulting services a fee of 0.20% annually of average daily net assets.

NAIT is a non-profit organization serving Mus-lim organizations and communities. NAIT op-erates and manages a variety of service activi-ties for the Islamic Society of North America (ISNA), the Muslim Student Association (MSA), and other affili-ated organizations and Islamic cen-ters. ISNA and MSA are sepa-rate, non-profit organiza-tions that provide religious, educational, cultural, and community services.
Pricing of Fund Shares
Each Fund computes its price per share each business day by di-vid-ing the value of all of its se-curities and other as-sets, less liabili-ties, by the num-ber of shares out-standing. The Funds compute their daily prices using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time). The Funds' shares are not priced on the days when New York Stock Exchange trading is closed (weekends and national holi-days). The price appli-ca-ble to purchases or redemp-tions of shares of each Fund is the price next com-puted after receipt of a pur-chase or re-demption order.
How To Buy Shares
Investors may open an account and pur-chase shares by sending a com-pleted Application with a check for at least US$100 ($25 under a group or retirement plan) made payable to the Fund desired. The Trust does not ac-cept initial orders unaccom-pa-nied by payment nor by telephone. There are no sales charges or loads.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, pur-chases can be made by check, by electronic funds transfer, or by wire.

Shareowners may autho-rize the use of the Auto-mated Clearing House ("ACH") to purchase or redeem shares by completing the appropriate section of the applica-tion. The autho-rization must be received at least two weeks before ACH can be used. To use ACH to pur-chase or redeem shares, simply call Sat-urna Capital.

Investors also may wire money to purchase shares, though the wiring bank typi-cally charges a fee for this service. To enable timely processing, investors wiring funds must notify Saturna Capital of the investment.

Each time shares are purchased or redeemed, a confirmation is mailed showing the details of the transaction as well as the current number and value of shares held. Share bal-ances are computed in full and frac-tional shares, ex-pressed to three decimal places.

The Trust offers several op-tional plans and services, including a prototype defined contri-bution plan and free Individual Retirement Ac-counts. Other plans offered by the Funds include an auto-matic investment plan, a system-atic with-drawal plan, and the right to exchange your shares without charge for any other no-load mutual fund for which Saturna Capital is the in-vestment ad-viser. Ma-terials describ-ing these plans and applica-tions may be obtained from Saturna Capital.

How to Redeem Shares
Shareowners may redeem all or part of their investment on any business day of the Trust. The Funds pay redemptions in US dol-lars, and the amount per share received is the price next determined after receipt of a re-demption request. The amount re-ceived depends on the value of the in-vestments of that Fund at that day and may be more or less than the cost of the shares being redeemed.

The Funds normally pay for shares redeemed within three days after a proper instruction is re-ceived. To allow time for clearing, redemption of in-vestments made by check or ACH may be re-stricted for up to 14 calendar days. There are several methods you may choose to redeem shares.
Written request
Write: Amana Mutual Funds Trust
Box N
Bellingham WA 98227-0596

Or Fax: 360 / 734-0755

You may redeem shares by a written request and choose one of the follow-ing options for the proceeds:
(m) Redemption check (no mini-mum) sent to registered owner(s).
(n) Redemption check (no mini-mum) sent as directed if the signa-ture(s) are guaran-teed. If pro-ceeds are to be sent to other than the regis-tered owner(s) at the last ad-dress, the signa-tures on the request must be guaran-teed by a national bank or trust com-pany or by a member of a national se-curities ex-change.
(o) Federal funds wire. The pro-ceeds ($5000 minimum) may be wired to any bank designated in the re-quest if the signa-ture(s) are guar-an-teed as explained above.
Telephone request
Call: 800 / 728-8762 or
360 / 734-9900

You may redeem shares by a tele-phone re-quest and choose one of the following op-tions for the proceeds:
(m) Redemption check (no mini-mum) sent to registered owner(s).
(n) ACH transfer ($100 minimum) with proceeds trans-ferred to your bank account as desig-nated by the ACH authorization on your applica-tion. The transfer agent must receive the ACH authori-za-tion at least two weeks be-fore ACH transfer can be used.
(o) Exchange (in at least the mini-mum es-tab-lished by the Fund being pur-chased) for shares of any other Fund for which Saturna Capital is adviser. If the ex-change is your initial investment into this Fund, the new account will au-tomatically have the same registration as your original account.
(p) Federal funds wire. Proceeds ($5000 min-imum) may be wired only to the bank previously designated, or as directed in a prior written instruc-tion with signatures guar-anteed, as explained above.

For telephone requests the Funds will endeavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide
(q) the name of the per-son making the request,
(r) the name and address of the registered owner(s),
(s) the account number,
(t) the amount to be withdrawn, and
(u) the method for payment of the proceeds.
The Funds also may require a form of personal identification. The Funds will not be responsible for the re-sults of transactions they rea-sonably be-lieve genuine.
Check Writing
Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, a Fund provides a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. Checks are redeemed at the price next de-termined after receipt by the transfer agent. To use this fea-ture, request the Check Writing Privi-lege on the Application.
Dividends
Each Fund intends to distribute its net invest-ment in-come and net realized capital gains, if any, to its shareowners. Distributions from capital gains are paid at the end of December and May; income dividends are paid in De-cember and May for the Income Fund and in December for the Growth Fund. As a result of its investment strategies, the Growth Fund does not expect to pay income dividends.

Both dividends and capital gains dis-tri-butions are automatically rein-vested in additional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distri-butions in cash. You are notified of each divi-dend and capital gains distribu-tion when paid.
Tax Information
Any redemption, including exchanges and checks written by shareowners, constitutes a sale for federal income tax purposes, and investors may realize a capital gain or loss on the re-demp-tion.

At the end of each calendar year, shareowners re-ceive a complete annual state-ment, which should be retained for tax record keeping. Saturna Capital keeps each account's entire investment transaction history, and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each January, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemption transaction and the amount of divi-dends and capital gains distributions. Dividend amounts represent the pro-portionate share the shareowner is to report on a tax return for the year. Capital gains may be taxed at different rates, depending on the length of time the Fund held its investments. Fund distributions, whether paid in cash or invested in additional shares of the Fund, may be subject to income taxes. Capital gains and dividends may also be subject to state and local taxes.

To avoid being subject to a 31% fed-eral withholding tax on dividends and distri-bu-tions, you must furnish your cor-rect Social Security or Tax Identification Number.

Share-owners who are not US tax-payers may be subject to a 30% with-hold-ing tax un-der US provisions applicable to foreign investors, unless a reduced rate or ex-emption is provided under a tax treaty. Capital gain distributions paid by the Funds are not subject to foreign with-holding.
Financial Highlights

These tables are to help you understand each Fund's financial performance. The top section reflects finan-cial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait Weller & Baker, independent auditors, audited this information. Their report and each Fund's financial statements are in the Trust's annual report (available upon request from Saturna Capital).
INCOME FUND
 Year Ended May 31,1999 Year Ended May 31,1998 Year Ended May 31,1997 Year Ended
May 31,1996 Year Ended May 31,1995
Net asset value at beginning of year $19.76 $16.61 $13.93 $12.92 $12.18
Income from investment operations
Net investment income 0.25 0.26 0.38 0.42 0.38
Net gains or losses on securities
(both realized and unrealized) 1.02 3.58 2.86 1.76 0.80
Total from investment operations 1.27 3.84 3.24 2.18 1.18
Less distributions
Dividends (from net investment income) (0.29) (0.22) (0.42) (0.41) (0.44)
Distributions (from capital gains) (0.44) (0.47) (0.14) (0.76) 0.00
Total distributions (0.73) (0.69) (0.56) (1.17) (0.44)
Net asset value at end of period $20.30 $19.76 $16.61 $13.93 $12.92
Total return 6.56% 23.51% 23.62% 17.03% 9.95%
Ratios/supplemental data
Net assets ($000), end of period $22,734 $19,886 $16,332 $12,464 $10,708
Ratio of gross expenses to average net assets 1.33% 1.36% 1.44% 1.57% 1.56%
Ratio of net investment income to average net assets 1.30% 1.43% 2.51% 3.06% 3.11%
Portfolio turnover rate 17% 8% 14% 24% 29%
GROWTH FUND
 Year Ended May 31,1999 Year Ended May 31,1998 Year Ended May 31,1997 Year Ended
May 31,1996 Year Ended May 31, 1995
Net asset value at beginning of period $7.78 $7.07 $6.86 $5.04 $4.69
Income from investment operations
Net investment income (0.06) (0.03) (0.02) (0.05) (0.04)
Net gains or losses on securities
(both realized and unrealized) 2.23 0.90 0.32 1.95 0.39
Total from investment operations 2.17 0.87 0.30 1.90 0.35
Less distributions
Dividends (from net investment income) 0.00 0.00 0.00 0.00 0.00
Distributions (from capital gains) 0.00 (0.16) (0.09) (0.08) 0.00
Total distributions 0.00 (0.16) (0.09) (0.08) 0.00
Net asset value at end of period $9.95 $7.78 $7.07 $6.86 $5.04
Total return 27.89% 12.39% 4.46% 37.20% 7.46%
Ratios/supplemental data
Net assets ($000), end of period $11,721 $10,080 $5,924 $4,151 $1,974
Ratio of gross expenses to average net assets 1.53% 1.54% 1.69% 1.94% 2.00%
Ratio of net investment income to average net assets (0.74)% (0.40)% (0.60)% (0.79)% (0.82)%
Portfolio turnover rate 20% 25% 25% 22% 38%
Amana Mutual Funds Trust
INVESTMENT APPLICATION

Mail application and check to: For assistance, call:
AMANA MUTUAL FUNDS TRUST 800-SATURNA or 360/734-9900
Box N, Bellingham WA 98227-0596 FAX 360/734-0755

ACCOUNT TYPE AND NAME (select one)

o Individual
First Middle Initial Last

Social Security Number Date of Birth
Month/Day/Year
o Joint with
First Middle Initial Last
Joint Owner's Social Security Number
(Joint accounts are presumed to be "Joint Tenancy with Right of Survivorship" unless indicated)

o Gifts to Minor as Custodian for
Name of Custodian Name of Minor

under the Uniform Transfers to
State Minors Act Minor's Birthdate Minor's Soc.Sec. No.
o Other
Indicate name of corporation, organization or fiduciary capacity. Tax ID. Number
If a trust, include name(s) of trustees and date of trust instruments.

Person(s) authorized to transact business for the above entity.

MAILING
ADDRESS Street Apt., Suite, Etc.

City State ZIP (+4)

TELEPHONE ( ) ( )
Daytime Home
CITIZENSHIP o US o Resident Alien o Non-Resident Alien
Country
INVESTMENT SELECTION Growth Fund for $
Minimum $100 per Fund. Income Fund for $
Make check(s) payable to each Fund selected.
E-MAIL
Transaction confirmations and shareowner reports may be sent to my personal e-mail address:
o In addition to paper mailings
o Instead of paper mailings (save paper & postage)

TELEPHONE REDEMPTION PRIVILEGES
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. Each Fund endeavors to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)

ACH TELEPHONE TRANSFER PRIVILEGE
o To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize elec-tronic fund transfers through the Automated Clearing House (ACH) for my (our) designated bank account. Please attach a voided check.

AUTOMATIC INVESTMENT PLAN
Invest $ into o Growth Fund and/or $ into o Income Fund on the _____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time. Please attach a voided check.

CHECK WRITING PRIVILEGE ($500 per check minimum) ($10 charge per checkbook)
I (We) request the Custodian to honor checks drawn by me (us) on my (our) o Growth Fund and/or o Income Fund account subject to acceptance by the Trust, with payment to be made by re-deeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Cor-poration nor Amana Mutual Funds Trust shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.

oSingle Signature Authority -- Joint Accounts Only: (Checks for joint accounts require both sig-natures unless this box is marked to authorize checks with a single signature.) By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The sig-nature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Trust and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Sur-vivorship, and not as Tenants in Common.

The undersigned warrant(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I (we) certify, under penalties of perjury, that I (we) am (are) not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.

Date Signature of Individual (or Custodian)

Date Signature of Joint Registrant, if any

Please save this Quick Guide to

AMANA MUTUAL FUNDS TRUST

ACCOUNTS
Open your account by sending a completed Application to the Trust, indicating your Fund se-lection. For convenience, you may have your account consolidated with others of your household or other group. We will appoint a representative, responsible to you for all ques-tions on your account(s). Extra forms will be sent for certain accounts, such as IRA's.

INVESTMENTS
Initial investments are at least $100 ($25 under a group or retirement plan), and are to be ac-companied by an Application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges.

REDEMPTIONS
You may sell your shares any time. As with purchases, you may choose from several methods - including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions, and there are no redemption fees or charges. If we receive your redemption request by one p.m. Pacific time, your check is nor-mally mailed to you the same day. Redemption of new investments may be restricted for up to 14 calendar days to allow for bank clearing.

STATEMENTS
On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available upon request.

DIVIDENDS AND PRICES
The Income Fund pays income dividends twice annually, at the end of May and December. Most shareowners reinvest all dividends in additional shares. Fund prices are carried in major newspapers and quoted on electronic systems (symbols AMANX and AMAGX), available by calling 888-73-AMANA (26262), and accessible on the Internet at www.saturna.com.

FREE RETIREMENT PLANS
We offer a defined contribution Profit-Sharing / Money Purchase plan and an Individual Re-tirement Account. There are no extra fees or charges for these plans.

FOR MORE INFORMATION
Please consult the applicable pages of this Prospectus for additional details on Amana Mutual Funds Trust and the services to its shareowners. You may also call 800-SATURNA (800-728-8762) with any questions, and visit Saturna Capital on the Internet: www.saturna.com.

PART B

STATEMENT OF ADDITIONAL INFORMATION

AMANA MUTUAL FUNDS TRUST

GROWTH FUND
INCOME FUND

1300 N. State Street
Bellingham, Washington 98225

360/734-9900
800/SATURNA

STATEMENT OF ADDITIONAL INFORMATION
September 24, 1999

This Statement of Additional Information is not a Prospectus. It merely furnishes additional in-formation concerning the Trust, the Income Fund and the Growth Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus. You may obtain a Prospectus dated September 24, 1999 and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to the number shown above, and on the In-ternet at http://www.saturna.com/amana.

TABLE OF CONTENTS
 Page

Trust History 3
Fund Descriptions, Investments and Risks 3
Management of the Trust 5
Principal Holders of Securities 7
Investment Advisory and Other Services 8
Brokerage Allocation 9
Capital Stock 10
Purchase, Redemption and Pricing of Shares 11
Taxation of the Trust 11
Performance Data 12
Financial Statements 13
TRUST HISTORY
Amana Mutual Funds Trust was orga-nized as an Indiana Business Trust on July 26, 1984. The Income Fund commenced operations on June 23, 1986. The Growth Fund began operations on February 3, 1994.
FUND DESCRIPTIONS, INVESTMENTS AND RISKS
Classification
Amana Mutual Funds Trust is de-signed to meet the needs of various investors, and the particular needs of Muslims by invest-ing in ac-cordance with Islamic principles. The Trust is open to any investor.

The Trust is techni-cally known as an "open-end diversi-fied man-agement in-vest-ment company." It is a "series trust" that presently offers two sepa-rate funds for in-vestors: Growth Fund and Income Fund.
Investment Strategies and Risks
The Prospectus describes the investment strategies and risks of those strategies.
Fund Policies
The primary objective of the Growth Fund is long-term capital growth, consis-tent with Islamic principles. The objec-tives of the Income Fund are cur-rent in-come and preservation of capital, consis-tent with Islamic principles; current in-come is its pri-mary objective. In accor-dance with Islamic principles, the Funds shall not make any invest-ments that pay interest. The investment ob-jec-tive(s) of a Fund cannot be changed without approval by vote of a majority of the out-standing shares of the Fund.

The Funds pursue these investment objectives by purchasing equity securities. While the Funds may pur-chase preferred stocks and engage in covered op-tion writ-ing, they cur-rently do not do so.

The Funds may use short-term income producing investments to the extent the Board of Trus-tees and the consultant on Islamic principles agree that those investments are consistent with Islamic principles. Short-term investments are securities that mature or have a remaining maturity of twelve months or less from the date of purchase. The Adviser does not know of any short-term investments that meet Islamic requirements that are currently available in the United States. Most ordinary mutual funds use a variety of interest investments for short-term needs. Islamic principles prohibit the use of these interest-producing investments. If short-term Islamic invest-ments become available in the future, the Funds have the power to use them.

In accordance with Islamic principles, the Funds shall not purchase bonds, debentures, or other interest paying obli-gations of indebtedness. The Funds may not make loans, lend portfolio se-curities, make short sales, borrow money, or purchase or sell op-tions, except that they may sell covered call options and purchase call options for the purpose of termi-nating call options previously sold. These restrictions are fundamen-tal policies and may not be changed without prior approval by vote of a majority of the out-standing shares of a Fund.

The Adviser selects investments in com-panies that to its knowledge do not vio-late the require-ments of the Islamic faith at the time of investment. To insure that investments meet the require-ments of the Islamic faith, the Adviser has a consulting agreement on Islamic issues with the North American Islamic Trust (NAIT), a non-profit organization serving the Muslim community. Whenever the Adviser learns that a company whose stock is owned by a Fund has activities (through acquisi-tion or otherwise) that it believes are not permitted by Islamic principles, the Ad-viser notifies the Board of Trustees. The Board determines whether the stock of that company should be divested by the Fund. Immediate divesting may have an ad-verse impact on the in-vestment per-for-mance of a Fund.

(i) Each Fund has the power to use covered call options, as a method to in-crease the income re-ceived from common and preferred stocks owned by that Fund. The Funds may sell (write) covered call options and purchase call options to close out call options previously written. The Trustees currently have, by policy, suspended the use of call options.

(ii) Each Fund has authority to invest up to 10% of its assets in foreign secu-rities not traded pub-licly in the US. While the Funds may occasionally invest in such foreign securities, current policy limits such investments to 5% of fund assets.

The Funds intend to invest only in foreign securities available for trading and set-tlement in the United States, primarily in American Depositary Receipts (ADRs) for foreign securities. These are certificates issued by United States banks, representing the right to receive secu-rities of the foreign issuer deposited in that bank or a corre-spondent bank. The Adviser does not plan to invest fund assets in foreign securities that are not traded and settled do-mestically.

(iii) The Funds shall not purchase
securities on margin;
"restricted securities" (those which are subject to legal or contractual restrictions on re-sale or are otherwise not readily marketable); or
oil, gas or other mineral exploration leases and programs.
In addition, the Funds shall not
purchase real estate;
purchase real estate limited part-nerships (excepting master limited partnerships that are publicly traded on a na-tional security exchange or Nasdaq's National Market System);
purchase commodities or com-modity contracts;
borrow, lend, or issue senior securities;
act as a securities underwriter;
purchase se-curities of any issuer in excess of 5% of the value of a Fund; or
purchase more than 10% of the outstanding voting securities of any issuer or concen-trate their in-vestments in a single industry beyond 25% of the total value of a Fund.
Also,
no Fund of the Trust shall purchase or retain securities of any issuer if the offi-cers or trus-tees of the Trust or its adviser owning beneficially more than one half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer;
the Trust shall not invest in the securities of other in-vestment companies, except by pur-chase in the open market where no commission or profit results from the purchase other than the customary broker's commission or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition; and
no Fund of the Trust shall invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation or secu-rities of issuers which are restricted as to disposition.

(iv) The Funds' investments in warrants, valued at the lower of cost or mar-ket, shall not exceed 5% of the value of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

(v) The Trustees have also instructed that investments not be made in preferred stocks.

(vi) The Trustees have also instructed that the Funds should favor no-debt and low-debt compa-nies.
Temporary Defensive Position
The Funds may use short-term in-come producing investments to the extent the Board of Trus-tees and the consultant on Islamic principles agree that those in-vestments are consistent with Islamic principles. The Adviser does not know of any short-term invest-ments that meet Islamic requirements that are currently available in the United States. Accordingly, assets are held in cash at the custodian when the Adviser implements a defensive position.

The Trust places no formal restrictions on portfolio turnover and will buy or sell invest-ments ac-cording to the Adviser's appraisal of the factors affecting the market and the economy. The port-folio turnover rate for the Income Fund for the fiscal years ended May 31, 1998 and 1997, was 8% and 18%, respectively. The turnover rate for the Growth Fund for the fiscal years ended May 31, 1998 and 1997, was 25% and 25%, respectively.

The Trustees have adopted a policy that seeks to minimize potential current income taxes paid by shareowners, where the basic strategies to be favored are (1) infrequent trading, (2) offset capital gains with losses and (3) sell highest-cost tax-lots first.
MANAGEMENT OF THE TRUST
Board of Trustees
A Board of five Trustees manages the Trust: Bassam Osman, Nicholas Kaiser, Jamal M. al-Barzinji, M. Yaqub Mirza, and Iqbal Unus. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, de-termine the amount of any dividend or capital gain distribution and serve on any committees of the Trust.
Management Information
The Trustees and officers are:
(1) (2) (3)
Name, Address, and Age Position(s) Held with Trust Principal Occupation(s)
During Past 5 years
Bassam Osman, MD *
Mercy Hospital & Medical Center
Stevenson Expressway at King Drive
Chicago, Illinois 60616
Age: 48
Chairman and Trustee Neurologist
Chairman, North American Islamic Trust (Amana's religious consultant)
Nicholas Kaiser, MBA *
1300 N. State Street
Bellingham, Washington 98225
Age: 53
President and Trustee President, Saturna Capital Corporation (Amana's in-vestment adviser)
President, Investors Na-tional Corporation (Amana's distributor)
Jamal M. al-Barzinji, PhD
555 Grove Street
Herndon, Virginia 22070
Age: 59
Lead Independent Trustee Chairman, Mar--Jac Poul-try, Inc. (Halal food proc-essing)
Director, Safa Trust, Inc. (charitable organization)
M. Yaqub Mirza, PhD
555 Grove Street
Herndon, Virginia 22070
Age: 52
Treasurer and Independent Trustee President, Mar-Jac Invest-ments, Inc. (Halal finan-cial investments)
Chairman, Jugos Concen-trados SA (Halal food processing)
Iqbal Unus, PhD
750-A Miller Drive, SE
Leesburg, VA 20176
Age: 51
Independent Trustee Director, The International Islamic Forum for Sci-ence, Technology & Hu-man Resources Devel-opment
M. Naziruddin Ali
2622 East Main St
Plainfield, Indiana 46168
Age: 52
Vice President General Manager, North American Islamic Trust (Amana's religious con-sultant)
Pandora Larner
1300 N. State Street
Bellingham WA 98225
Age: 52 Secretary Secretary; Saturna Capital Corporation (Amana's in-vestment adviser) [since 1996]
Doncaster Sales (direct marketing) [1993-1995]
Teresa K. Anderson, MBA
1300 N. State Street
Bellingham WA 98225
Age: 30 Asst. Treasurer Director of Funds and Op-erations, Saturna Capital Corporation (Amana's in-vestment adviser)

* Mr. Kaiser and Dr. Osman are "interested persons" of the Trust as de-fined in the Investment Company Act of 1940.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time.
Compensation
Their respective employers pay the salaries of officers of the Trust, not the Trust. The Trustees are paid no compensation or fees by the Trust, other than reim-bursement of travel expense. For the fiscal year ended May 31, 1999, no Trustees' ex-penses, nor any pension or retirement benefits, were incurred.
PRINCIPAL HOLDERS OF SECURITIES
As of August 27, 1999, the principal holders of record (those with more than 5% of the out-standing shares) of securities of Income Fund were:

NONE

As of August 27,1999, the principal holders (those with more than 5% of the outstanding shares) of securities of Growth Fund were:

Name and Address Shares Percentage of Class

National Financial S.C. for the 97,810 7.70%
Exclusive Benefit of our Customers
200 Liberty Street
New York NY 10281

Salaheddine Tomeh 79,656 6.27%
Afaf Tomeh JT WROS
5600 E. Doubletree Rd.
Paradise Valley AZ 85253

As of August 27, 1999, officers and trustees (plus affiliated family members and entities), as a group, owned 30,157 shares, being 2.8% of the outstanding shares of the Income Fund. Also as of that date, the similar figures for Growth Fund were 62,353 shares and 4.9% of the Growth Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser and Administrator
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the In-vestment Adviser and Administrator (the "Adviser") for the Trust. Saturna Capital is also the Trust's shareowner servicing agent. Mr. Nicholas Kaiser, by his ownership of the majority of its voting stock, is the controlling person of the Adviser. Mr. Kaiser is also a Trustee and President of Amana Mutual Funds Trust, and the principal portfolio manager of both the Growth Fund and the Income Fund. Mr. Kaiser, together with his wife, own 1.1% of Income Fund and 0.5% of Growth Fund.
Religious Consultant
The North American Islamic Trust, Inc. (NAIT), 2622 East Main Street, Plainfield, Indiana 46168, acts as the re-ligious consultant to Saturna Capital regarding issues of Islamic principles relating to the Funds un-der a sub-advisory agreement with the Ad-viser.

NAIT is a non-profit organization, incorporated in 1973, for the purpose of serving the best inter-ests of Islam, the Islamic community, and other Islamic organizations. The Trustees of NAIT are Bassam Osman, Chairman; Ahmad Zaki Hammad, Abdalla Idris Ali, Sala Obeidallah, and Muzammil Siddiqi. NAIT has no stock or ownership interests and no membership other than its Board of Trustees.

NAIT provides religious, charitable, and educational services to the Islamic Society of North America (ISNA), the Muslim Student Association (MSA), and other affiliates. The services of NAIT include holding and managing properties and Islamic Centers of Muslim organizations in trust, managing projects and programs, administrating funds of Islamic Centers for religious, charitable and educational purposes, and publishing books and materials.
Advisory Fee
Each Fund pays the Adviser an advi-sory and administration fee of 0.95% annually of average daily net assets. The Adviser, at its own expense and without additional cost to the Funds, fur-nishes office space, office facilities and equipment, personnel (including executive officers) and clerical and bookkeeping services required to conduct the Funds' business. Also from the advi-sory fee, NAIT is paid for consulting services an an-nual fee of 0.2% of the aver-age daily net asset value of each Fund.

For the fiscal years ended May 31, 1999, 1998, and 1997, Saturna Capital was paid $202,799, $172,680, and $136,282, respectively as the Income Fund's investment adviser and administra-tor. Similarly, for the fiscal years ended May 31, 1999, 1998, and 1997, Saturna Capital was paid $92,426, $75,008, and $49,056, respectively, as the Growth Fund's investment adviser and administrator. For the years ended May 31, 1999, 1998, and 1997, Saturna Capital Corporation paid NAIT as its religious consultant $62,352, $53,133, and $38,943, respectively.

The advisory agreements also provide in the event that the total ex-penses of either Fund (ex-cluding taxes, commissions and extraordinary items) for any fiscal year exceed 2% of average daily net assets, the Fund shall be reimbursed for such excess.

Under its respective investment advi-sory agreement each Fund pays its own taxes, bro-kerage commissions, any trustees' fees (currently none), legal and auditing fees, insurance premi-ums, cus-todian, transfer agent, registrar and divi-dend disbursing agent fees, ex-penses in-curred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and print-ing costs for prospectuses, reports and notices to shareowners.
Shareowner Services
Under a separate service agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each share-owner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Trust, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Trust's records. The transfer agent performs the mailing of all financial state-ments, notices and prospectuses to shareowners. The transfer agent maintains records of con-tributions, disbursements and assets as required for IRAs and other qualified retirement ac-counts. The transfer agent is paid a monthly fee of $1.50 per active account.
Custodian
National City Bank, Indiana, of Indianapolis, One Merchants Plaza, Indianapolis, Indiana 46255 is the custodian of the Funds. As custodian for the Funds, the bank holds in custody all securities and cash, settles for all securities trans-actions, receives money from sale of shares and on order of the Funds pays the autho-rized expenses of the Funds. When investors redeem Fund shares, the pro-ceeds are paid to the shareowner from an account at the custodian bank.
Independent Accountants
Tait, Weller and Baker, Two Penn Center Plaza, Suite 700, Philadelphia, PA 19102-1707 are the indepen-dent accountants for the Trust and the Funds. The accountants conduct an annual audit of the Funds as of May 31 each year, prepare the tax returns of the Funds and as-sist the Adviser in any accounting matters throughout the year.
Principal Underwriter
The Adviser's wholly-owned subsidiary, Investors National Corporation, 1300 N. State Street, Bellingham WA 98225 is a discount brokerage firm and acts as distribu-tor for the Trust without compen-sation. Mr. Nicholas Kaiser, an affiliated person of the Trust, is President of Investors Na-tional Corporation.
BROKERAGE ALLOCATION
The placing of purchase and sale orders as well as the negotiation of commissions is performed by the Adviser and is reviewed by the Board of Trustees. The Adviser may make allocation of brokerage to any broker in return for research or services and for selling shares of any fund of Amana Mutual Funds Trust. Brokers may provide research or statistical material to the Adviser, but this information is only supple-mental to the research and other statistics and material accu-mulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Trust or any other account serviced by the Adviser. Research services provided by brokers through which the Trust effects securities transactions may be used by the Trust's investment adviser in servicing all of its accounts and not all of these services may be used by the adviser in connection with the Trust.

The primary consideration in effecting securities transactions for the Trust is to obtain the best price and execution which in the judgment of the Adviser is at-tainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making set-tlement and the financial strength and stability of the broker. The Adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it de-termines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

Brokerage is almost entirely directed to Investors National Corporation, a wholly owned subsidi-ary of the adviser, which is qualified as a broker-dealer to engage in a gen-eral brokerage busi-ness. Consideration is given by the Trust to the unpaid services of Investors National Corpora-tion as the Trust's principal underwriter. For the fiscal years ended May 31, 1999, 1998, and 1997, the Income Fund paid Investors National $10,800, $4,354, and $6,702, respectively, in commissions. For the fiscal years ended May 31, 1999, 1998 and 1997, Growth Fund paid In-vestors National a total of $6,866, $8,359, and $6,832 in commissions. For the fiscal year ended May 31, 1999, Income Fund paid 100% of its aggregate brokerage commissions to Investors Na-tional, and the Fund effected 100% of its aggregate dollar amount of transactions involving the payment of commissions through Investors National. Also for the fiscal year ended May 31, 1999, Growth Fund paid 100% of its aggregate brokerage commissions to Investors National, and the Fund effected 100% of its aggregate dollar amount of transactions involving the pay-ment of commissions through Investors National. The Trustees review brokerage activity in detail at each regular meeting. Meetings are held on a quarterly schedule.
CAPITAL STOCK
Each Fund of Amana Mutual Funds Trust is divided into shares of benefi-cial inter-est. The shares of each sep-arate Fund of the Trust have equal voting rights. All shares are fully paid, non-assessable, transferable and with rights of redemp-tion, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such pur-poses as electing or remov-ing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All dividends and distributions for each Fund shall be dis-tributed to shareown-ers in proportion to the number of shares owned.
PURCHASE, REDEMPTION AND PRICING OF SHARES
See How to Buy Shares, How to Redeem Shares and Pricing of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemp-tions are made at net asset value per share.

In addition to normal purchases or redemptions, the shares of the Funds may be exchanged for shares of other funds of Amana Mutual Funds Trust. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privi-leges on the application. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Price (net asset value) per share is determined by dividing the value of all securities and other as-sets, less liabilities, by the number of shares outstanding. The daily price is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds cal-culate net asset value, which is the price used for both purchase and redemption of shares.
TAXATION OF THE TRUST
The Trust is organized as a "series" investment company. Each Fund of the Trust is a separate eco-nomic entity with separate assets and liabilities and separate income streams. The share-owners of each separate Fund may look only to that fund for income, capital gain or loss, redemp-tion, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The credi-tors and shareowners of each Fund are limited to the as-sets of that fund for recovery of charges, expenses and liabilities. Each Fund of the Trust con-ducts separate voting on issues relating solely to that fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each Fund differ, de-pending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as they have since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to with-hold 31% of in-come. Dividends and capital gains distributions to shareowners who are nonresident aliens may be subject to a 30% United States foreign with-holding tax under the existing provisions of the code applicable to foreign individu-als and entities unless a reduced rate of withholding or a with-holding exemption is provided under applicable treaty law. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.
PERFORMANCE DATA
Average annual Total Return and Current Yield information may be useful to in-vestors in review-ing a Fund's performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distribu-tions. The performance for any given past period is not an indication of future rates of return or yield on its shares. Total return for the Income Fund for one year from May 31, 1998 through May 31, 1999 was 6.56%. Average annual total return for the five years ended May 31, 1999 was 15.93%. Average annual total return for the ten years ended May 31, 1999 was 11.28%.

Total Return for Growth Fund for the one year from May 31, 1998 through May 31, 1999 was 27.89%. Its average annual total return for the five years ended May 31, 1999 was 17.30%. The average annual total return from February 3, 1994 (commencement of operations) through May 31, 1999 was 14.80%.

Average annual Total Return quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the ini-tial amount invested to the ending redeemable value accord-ing to the following formula:
P (l + T)n = ERV

Where P = a hypothetical initial Payment of $1,000
T = average annual Total return
n = number of years
ERV = Ending Redeemable Value of the $1,000 payment
made at the beginning of the period.

To solve for average Total Return, the formula is as follows:

T = ( ERV/P)1/n - 1

Current Yield is computed by dividing the net investment income, as defined by the Securities and Exchange Commission, over a rolling 30 day period for which the yield is presented by the average number of shares eligible to receive dividends for the period over the maximum offering price per share on the last day of the period, and annualize the results. The formula used is:

Yield = 2[( a-b/cd +1)6 -1]
Where a = dividends accrued during the period
b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were enti-tled to receive dividends
d = the price per share on the last day of the period

The Income Fund has no interest income. For the purpose of computing yield, it recognizes dividend income by accruing 1/360 of the stated annual dividend rate of the security each day in the last 30 days that the security is in the portfolio. The cur-rent yield on the Income Fund and the Growth Fund for the 30 day period ending May 30, 1999 was 2.20% and (0.58)%, respectively.

FINANCIAL STATEMENTS
The most recent audited annual report accompanies this Statement of Additional Information.

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended May 31, 1999. Filed as Exhibit A hereto:

Report of Tait, Weller & Baker, Independent Accountants.
Statement of Assets and Liabilities as of May 31, 1999.
Statement of Operations - Year ended May 31, 1999.
Statements of Changes in Net Assets - years ended May 31, 1999, and 1998.
Investments - as of May 31, 1999.
Notes to Financial Statements.

PART C

OTHER INFORMATION
Exhibits
Exhibits included with this filing:

Items marked with an asterisk (*) are incorporated by reference from exhibits previ-ously filed with the Registration Statement for Amana Mutual Funds Trust and amendments thereto.

(a)* Articles of Incorporation.
 (1) Agreement and Declaration of Trust of Amana Mutual Funds Trust, filed July 26, 1984 with Secretary of State of Indiana. Incorporated by Reference. Filed as Exhibit No. 1 to initial filing of Form N-8A and Form N-1A on April 4, 1985. File Nos. 811-4276 and 2-96924.

(2) Resolution of the Board of Amana Mutual Funds Trust creating series Amana Growth Fund. Incorporated by Reference. Filed as Exhibit 1-2 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(b)* By-laws.
 Bylaws of Amana Mutual Funds Trust. Incorporated by Reference. Filed as Exhibit No. 2 to initial filing of Form N-8A and Form N-1A on April 4, 1985. File Nos. 811-4276 and 2-96924.

(c)* Instruments Defining Rights of Security Holders. Included in (a) and (b).

(d)* Investment Advisory Contracts.
 (1) Agreement for Investment Advisory and administrative Services for the Income Fund of Amana Mutual Funds Trust, effective December 28, 1989, between the Fund and Saturna Capital Corporation. Filed as Exhibit A to filing of Proxy Statement dated No-vember 30, 1989. File Nos. 8114276 and 2-96924.

(2) Agreement for Investment Advisory and Administrative Services for the Growth Fund of Amana Mutual Funds Trust, between the Trust and Saturna Capital Corporation dated De-cember 3, 1993. Incorporated by reference. Filed as Exhibit 5-2 to Post-Effective Amend-ment No. 11 to Registration Statement on Form N-1A filed August 5, 1994..

(3) Sub-advisory Agreement, effective December 28, 1989, between Saturna Capital Corporation and North American Islamic Trust, Inc. Incorporated by Reference. Filed as Exhibit B to Proxy Statement dated November 30, 1989. File Nos. 811-4276 and 2-96924.

(4) Sub-advisory Agreement between Saturna Capital Corporation and North American Islamic Trust, Inc. for services to Growth Fund series of Amana Mutual Funds Trust, dated December 3, 1993. Incorporated by reference. Filed as Exhibit 5-3 to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A filed August 5, 1994.

(5) Consent of North American Islamic Trust, Inc. as religious consultant, dated Decem-ber 19, 1985. Incorporated by Reference. Filed as Exhibit No. 5 in Pre-effective Amendment No. 2 to Registration Statement on Form N-1A filed January 24, 1986. File Nos. 811-4276 and 2-96924.

(e) Underwriting Contracts. Not applicable.

(f) Bonus or Profit Sharing Contracts. Not applicable.

(g)* Custodian Agreements.
 (a) Custodian Agreement between Income Fund of Amana Mutual Funds Trust and Na-tional City Bank, Indiana effective October 22, 1993, incorporated by reference. Filed as Exhibit 8-1 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(b) Custodian Agreement between Growth Fund of Amana Mutual Funds Trust and Na-tional City Bank, Indiana, dated December 3, 1993, incorporated by reference. Filed as Exhibit 8-2 to Post-Effective Amendment No 11 to Registration Statement on Form N-1A filed August 5, 1994.

(h)* Other Material Contracts.
 Agreement for Transfer Agent and Dividend Disbursement Agent Services for the Amana Mutual Funds Trust between the Trust and Saturna Capital Corporation dated September 1, 1990. Incorporated by Reference. Filed as Exhibit No. 9 to filing of Amendment No. 6 of Form N-1A in September, 1990.

(i) Legal opinions.
 Consent of Legal Counsel dated September 24, 1999 (see Documents)

(j) Other opinions.
 (a) Accountant's Consents dated September 17, 1999 (see Documents)

*(b) Copies of Powers of Attorney. Incorporated by reference. Filed as Exhibit No. 11-2 to Post-Effective Amendment No. 8 on Form N-1A in July, 1992.

(k) Omitted Financial Statements. Not applicable.

(l)* Initial Capital Agreements. Form of Subscription Agreement and Investment Letter. In-corporated by Reference. Filed as Exhibit 13-1 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(m) Rule 12(b)-1 Plan. Not applicable.

(n) Financial Data Schedule. Not applicable.

(o) Rule 18f-3 Plan. Not applicable.

Persons Controlled by or Under Common Control with Registrant
No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Indemnification
There is no provision for indemnification of the officers and trustees of the Trust except as pro-vided by Article III, Section 3.18, and Article V, Section 5.3 of the Agreement and Declaration of Trust of Amana Mutual Funds Trust, which provisions are set forth below:

ARTICLE III

SECTION 3.18. Indemnification

In addition to the mandatory indemnification provided for in Article V hereof, the Trustees shall have power to the extent permitted by law to indemnify or enter into agreements with any person with whom the Trust or its Portfolios has dealings, including, without limitation, any investment adviser or subadviser, including the Adviser, to such extent as the Trustees shall determine.

ARTICLE V

SECTION 5.3. Indemnification

Any person (and his heirs, executors and administrators) shall be indemnified by the Trust against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a trustee, of-ficer or employee of the Trust, or of another corporation if the Trust requested him to serve as such, except in relation to any actions, suits or proceedings in which he has been adjudged li-able because of willful misfeasance, bad faith, gross negligence or reckless disregard of the du-ties involved in the conduct of his office. In the absence of an adjudication which expressly ab-solves such person of liability to the Trust or its shareowners for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each such person (and his heirs, executors and administrators) shall be indemnified by the Trust against payments made, including reasonable costs and attorneys' fees, provided that such indemnity shall be conditioned upon the prior determination made by a written opinion of independent counsel that such person has no liability by reason of willful mis-feasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclu-sion. Such a determination by independent counsel, and the payments of amounts by the Trust on the basis thereof, shall not prevent a shareowner from challenging such indemnification by appropriate legal proceedings on the grounds that the person indemnified was liable to the Trust or its shareowners by reason of willful misfeasance, bad faith, gross negligence or reckless dis-regard of the duties involved in the conduct of his office. The foregoing rights and indemnifica-tion shall not be exclusive of any other rights to which such persons may be entitled according to law.

Undertaking as to Indemnification Provisions

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, there-fore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or control-ling person of the registrant in the successful defense of any action, suit or proceeding) is as-serted by such director, officer of controlling person in connection with the securities being reg-istered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such in-demnification by it is against public policy as expressed in the Act and will be governed by the fi-nal adjudication of such issue.

Business and Other Connections of Investment Adviser
The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

Principal Underwriters
The broker-dealer subsidiary of the Adviser, Investors National Corporation, acts where efficient for the Trust as "distributor," without fee or compensation of any kind, under authority of a resolu-tion by the Trustees. The Trust has no formal underwriters as the shares technically are sold di-rectly by the Trust without a sales charge.

Officers and employees of Investors National Corporation receive no compensation (salary or commissions) from Investors National Corporation. The only compensation paid employees of Investors National Corporation or of Saturna Capital Corporation is salary, with an annual bonus primarily dependent upon the overall financial success of Saturna Capital Corporation.

Location of Accounts and Records
With the exception of those records maintained by the Custodian, National City Bank, Indiana, 101 W. Washington Street, Indianapolis, Indiana, 46255, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Management Services
There are no management-related contracts in which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Com-pany Act of 1940, the Trust has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 24th day of September, 1999.
AMANA MUTUAL FUNDS TRUST

By /s/ Nicholas F. Kaiser
Nicholas F. Kaiser,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature Title Date

/s/ Nicholas F. Kaiser President; Trustee Sept 24, 1999
Nicholas F. Kaiser (Principal Executive Officer)

/s/ Teresa K. Anderson Asst. Treasurer Sept 24, 1999
Teresa K. Anderson (Principal Financial Officer)

** Bassam Osman All other Trustees Sept 24, 1999
** Jamal M. al-Barzinji
** M. Yaqub Mirza
** Iqbal Unus

** By /s/ Nicholas F. Kaiser
Nicholas F. Kaiser, Attorney-in-fact